Consolidated statements of operations and comprehensive loss (Details 5)	12 Months Ended
	Dec. 31, 2021 EUR (€)	Dec. 31, 2021 USD ($)	Dec. 31, 2020 EUR (€)	Dec. 31, 2019 EUR (€)
Consolidated statements of operations and comprehensive loss (Details 5)
Other financial result	€ (44,000)	$ (44,000)	€ (126,000)	€ 0